UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

STRUCTURED ASSET MORTGAGE INVESTMENTS II INC.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period July 1, 2024 to September 30, 2024

Date of Report (Date of earliest event reported):  November 19, 2024

Commission File Number of securitizer: 025-01138

Central Index Key Number of securitizer: 0001243106

Amie Davis, (212) 623-7441

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

[  ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: ______________________

Central Index Key Number of issuing entity (if applicable):  ______________________
Central Index Key Number of underwriter (if applicable): ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

EXPLANATORY NOTE

This amendment amends the Form ABS-15G filed on October 22, 2024 (the “Original Form ABS-15G”) (See Accession Number: 0000905148-24-002794). The sole purpose of this amendment is to update the “Date of Report” and the date of the signature in the Original Form ABS-15G to October 22, 2024. There is no other change from the Original Form ABS-15G.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 19, 2024

STRUCTURED ASSET MORTGAGE INVESTMENTS II INC. (Securitizer)

By:	/s/ Liam Sargent
Name: Liam Sargent
Title: President